INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2021	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) — 82.5%
AEROSPACE AND DEFENSE — 4.5%
569,756	TransDigm Inc., Tranche E Refinancing Term Loan, 1st Lien, VAR LIBOR+2.250%, 05/30/25	558,962
942,839	TransDigm Inc., Tranche F Refinancing Term Loan, 1st Lien, VAR LIBOR+2.250%, 12/09/25	924,572
496,231	TransDigm Inc., Tranche G Refinancing Term Loan, 1st Lien, VAR LIBOR+2.250%, 08/22/24	487,760

		1,971,294

BROADCASTING AND ENTERTAINMENT — 1.1%
500,000	Telenet Financing USD LLC, Term Loan AR Facility, 1st Lien, VAR LIBOR+2.000%, 04/30/28	494,485

BUILDING MATERIALS — 1.5%
650,839	Quikrete Holdings Inc., Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+2.500%, 02/01/27	647,350

CHEMICALS — 3.0%
248,473	H.B. Fuller Company, Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+2.000%, 10/20/24	247,806
484,856	Ineos US Finance LLC, Cov-Lite, Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+2.000%, 04/01/24	480,172
584,750	Messer Industries GmbH, Initial Term B-1 Loan, 1st Lien, VAR LIBOR USD 3 Month+2.500%, 03/02/26	581,025

		1,309,003

COMPUTERS & ELECTRONICS — 3.6%
651,364	McAfee, LLC, Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+3.750%, 09/30/24	652,302
299,227	Micro Holdings (Internet Brands), Term Loan (2017), VAR LIBOR USD 3 Month+3.500%, 09/13/24	296,441

Principal Amount ($)		Value ($)
COMPUTERS & ELECTRONICS (continued)
270,755	SS&C Technologies Holdings, Inc., Term B-5 Loan, 1st Lien, VAR LIBOR+1.750%, 04/16/25	268,443
335,963	Ultimus Group Midco LLC, The, Initial Term Loan, 1st Lien, VAR LIBOR+3.750%, 05/04/26	336,079

		1,553,265

CONSUMER PRODUCTS — 3.3%
656,315	Berry Global, Inc., Term Z Loan, VAR LIBOR+1.750%, 07/01/26	652,006
241,682	Revlon Consumer Products Corporation, 2016 Term Loan, 1st Lien, VAR LIBOR+3.500%, 09/07/23	117,820
680,800	Reynolds Consumer Products LLC, Initial Term Loan, 1st Lien, VAR LIBOR+1.750%, 02/04/27	678,377

		1,448,203

DIVERSIFIED MEDIA — 0.6%
299,235	Cineworld (Crown Finance) Incremental 2019 Term Loan, VAR LIBOR+2.750%, 09/30/26	254,318

DIVERSIFIED/CONGLOMERATE SERVICE — 1.3%
576,628	Trans Union LLC, 2019 Replacement Term B-5 Loan, 1st Lien, VAR LIBOR USD 1 Month+1.750%, 11/16/26	573,304

ELECTRONICS — 3.0%
622,785	Boxer Parent Company Inc.,2021 Replacement Dollar, Term Loan, VAR LIBOR+3.750%, 10/02/25	620,910
198,995	DCert Buyer, Inc., Initial Term Loan, 1st Lien, VAR LIBOR+4.000%, 10/16/26	198,898
497,396	Uber Technologies, Inc., 2021 Refinancing, Term Loan, VAR LIBOR+3.500%, 02/25/27	496,113

		1,315,921

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2021	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
FOOD & BEVERAGE — 3.9%
987,481	1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term Loan B-4, VAR LIBOR+1.750%, 11/19/26	971,129
744,246	IRB Holding Corp., 2020 Replacement Term B Loan, 1st Lien, VAR LIBOR+2.750%, 02/05/25	739,255

		1,710,384

GAMING/LEISURE — 9.9%
220,441	CityCenter Holdings, LLC , Term B Loan, 1st Lien, VAR LIBOR+2.250%, 04/18/24	217,930
845,856	Crown Finance US, Inc., Initial Dollar Tranche Term Loan, 1st Lien, VAR LIBOR+2.500%, 02/28/25	725,169
698,025	Golden Nugget Inc., Term Loan B, 1st Lien, VAR LIBOR+2.500%, 10/04/23 (b)	688,368
446,278	Nascar Term Loan B, VAR LIBOR+2.750%, 10/19/26	443,908
1,279,139	Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien, VAR LIBOR+2.750%, 08/14/24	1,257,042
498,242	Station Casinos LLC, Term B-1 Facility Loan, 1st Lien, VAR LIBOR+2.250%, 02/08/27	491,125
500,000	VICI Properties 1 LLC, Term B Loan, 1st Lien, VAR LIBOR+1.750%, 12/20/24	495,055

		4,318,597

HEALTHCARE — 7.9%
741,859	DaVita Inc., Tranche B-1 Term Loan, 1st Lien, VAR LIBOR+1.750%, 08/12/26	738,421
994,154	Elanco Animal Health Incorporated, Term Loan, 1st Lien, VAR LIBOR+1.750%, 08/01/27	982,612
1,166,540	Envision Healthcare Corporation, Initial Term Loan, 1st Lien, VAR LIBOR+3.750%, 10/10/25 (b)	1,010,276

Principal Amount ($)		Value ($)
HEALTHCARE (continued)
717,908	Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien, VAR LIBOR+2.500%, 11/15/27	710,772

		3,442,081

INFORMATION TECHNOLOGY — 5.7%
246,175	Applied Systems, Inc., Initial Term Loan, VAR LIBOR USD 3 Month+3.250%, 09/19/24	245,575
248,695	Cengage Learning Inc., 2016 Refinancing Term Loan, 1st Lien, VAR LIBOR USD 1 Month+4.250%, 06/07/23	246,571
199,500	Epicor Software Corporation (fka Eagle Parent Inc.), Term B Loan (2020), 1st Lien, VAR LIBOR+4.250%, 07/30/27	199,198
244,889	Go Daddy Operating Company, LLC (GD Finance Co, Inc.), Tranche B-2 Term Loan, 1st Lien, VAR LIBOR+1.750%, 02/15/24	243,282
496,241	Informatica LLC , Dollar 2020 Term Loan, 1st Lien, VAR LIBOR+3.250%, 02/25/27 (b)	493,263
300,000	Mitchell International, Inc., Initial Term Loan, VAR LIBOR+3.250%, 11/29/24	295,729
246,174	SolarWinds Holdings, Inc., 2018 Refinancing Term Loan, 1st Lien, VAR LIBOR+2.750%, 02/05/24 (b)	241,960
496,084	Solera LLC, Dollar Term Loan, 1st Lien, VAR LIBOR USD 1 Month+2.750%, 03/03/23 (b)	493,936

		2,459,514

INSURANCE — 4.3%
408,734	Alliant Holdings Intermediate LLC, Term Loan B, 1st Lien, VAR LIBOR+2.750%, 05/09/25	404,310
840,972	Hub International Limited, Initial Term Loan, 1st Lien, VAR LIBOR+3.000%, 04/25/25	830,359

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2021	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
INSURANCE (continued)
647,878	MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien, VAR LIBOR+2.750%, 06/07/23	645,118

		1,879,787

MACHINERY — 0.5%
198,934	Filtration Group, Cov-Lite, Initial Term Loan, VAR LIBOR USD 3 Month+3.000%, 03/28/25	196,361

MEDIA/TELECOMMUNICATIONS — 17.6%
1,086,482	CenturyLink, Inc., Term B Loan, 1st Lien, VAR LIBOR+2.250%, 03/15/27	1,076,785
496,154	Charter Communications Operating LLC, 1st Lien, VAR LIBOR USD 1 Month+1.750%, 04/30/25	495,705
992,443	Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien, VAR LIBOR+1.750%, 02/01/27	988,910
299,214	Cogeco Communications (USA) II L.P., Term Loan, 1st Lien, VAR LIBOR USD 1 Month+2.000%, 01/03/25 (b)	296,644
750,000	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1st Lien, VAR LIBOR+1.750%, 03/01/27	741,251
449,054	Nexstar Broadcasting, Inc., Term B-4 Loan, 1st Lien, VAR LIBOR+2.750%, 09/18/26	446,389
698,250	Radiate Holdco, LLC, Term Loan B, 1st Lien, VAR LIBOR+3.500%, 09/25/26	698,805
611,100	SBA Senior Finance II LLC, Initial Term Loan, 1st Lien, VAR LIBOR+1.750%, 04/11/25	604,977
950,000	Virgin Media Bristol LLC, N Facility, 1st Lien, VAR LIBOR+2.500%, 01/31/28	942,823
889,112	Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien, VAR LIBOR+3.000%, 03/09/27	883,133

Principal Amount ($)		Value ($)
MEDIA/TELECOMMUNICATIONS (continued)
500,000	Ziggo Financing Partnership, Term Loan I Facility, 1st Lien, VAR LIBOR+2.500%, 04/30/28	495,673

		7,671,095

METALS & MINING — 1.1%
498,705	BWay Holding Company, Term Loan, 1st Lien, VAR LIBOR USD 3 Month+3.250%, 04/03/24 (b)	488,793

RETAIL — 0.8%
322,625	BJ’s Wholesale Club Inc., Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+2.250%, 01/27/24	322,826

SERVICE — 5.7%
728,171	AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien, VAR LIBOR+3.000%, 04/22/26	632,031
1,609	CHANGE HEALTHCARE HOLDINGS, VAR ICE LIBOR USD 1 Month+2.500%, 03/01/24	1,609
938,586	Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien, VAR LIBOR+2.500%, 03/01/24	938,638
398,975	EG Group Limited, Term Loan, 1st Lien, VAR LIBOR+4.000%, 02/07/25	393,275
500,000	Gray Television, Inc., Term C Loan, 1st Lien, VAR LIBOR+2.500%, 01/02/26	497,580

		2,463,133

TECHNOLOGY — 0.9%
398,977	Hyland Software, Inc., 1st Lien, VAR LIBOR+3.500%, 07/01/24	399,268

TELECOMMUNICATIONS — 0.9%
400,000	Coral-US Co-Borrower LLC, Term B-5 Loan, 1st Lien, VAR LIBOR+2.250%, 01/31/28	394,430

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2021	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
UTILITIES — 1.4%
297,727	Calpine Corp., Term Loan (2019), VAR LIBOR+2.000%, 04/05/26	294,885
297,733	Calpine Corp., Term Loan B-10, VAR LIBOR+2.250%, 08/12/26	294,808

		589,693

	Total US Senior Loans (Cost $35,513,072)	35,903,105

Foreign Domiciled Senior Loans (a) — 7.6%
AUSTRALIA — 0.9%
USD
400,000	Aristocrat Leisure, Term Loan B3, 1st Lien, VAR LIBOR USD 3 Month+1.750%, 10/19/24	398,528

CANADA — 2.8%
USD
792,903	Bausch Health Companies Inc., Term Loan B, 1st Lien, VAR LIBOR+3.000%, 06/02/25	791,325
436,254	Bausch Health Companies Inc., Term Loan, 1st Lien, VAR LIBOR+2.750%, 11/27/25	434,374

		1,225,699

NETHERLANDS — 1.1%
USD
488,558	Flutter Entertainment PLC, USD Term Loan, 1st Lien, VAR LIBOR+3.500%, 07/10/25	489,985

UKRAINE — 1.1%
USD
482,390	Titan Acquisition Ltd., Term Loan, 1st Lien, VAR LIBOR USD 3 Month+3.000%, 03/28/25(b)	473,420

Principal Amount ($)		Value ($)
Foreign Domiciled Senior Loans (a) (continued)
UNITED KINGDOM — 1.7%
USD
735,203	Misys Limited, Dollar Term Loan, 1st Lien, VAR LIBOR+3.500%, 06/13/24	721,595

		721,595

	Total Foreign Domiciled Senior Loans (Cost $3,280,103)	3,309,227

Cash Equivalent (c) — 10.1%
4,405,328	Dreyfus Treasury & Agency Cash Management, Institutional Class, 0.020%	4,405,328

	Total Cash Equivalents (Cost $4,405,328)	4,405,328

Total Investments - 100.2%		43,617,660

	(Cost $43,198,503)
Other Assets & Liabilities, Net - (0.2)%		(90,765)

Net Assets - 100.0%		43,526,895

(a)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland/iBoxx Senior Loan ETF (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise denoted as a fixed rate loan, all senior loans carry a variable interest rate.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. As of March 31, 2021, the LIBOR USD 1 Week, LIBOR USD 1 Month and LIBOR USD 3 Month rates were 0.088%, 0.111% and 0.194%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy and the actual remaining maturity may be substantially less than the stated maturity shown.

(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	The rate shown is the 7-day effective yield as of March 31, 2021.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2021	Highland/iBoxx Senior Loan ETF

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

Ltd. — Limited

PLC — Public Limited Company

USD — U.S. Dollar

VAR — Variable Rate

Foreign Domiciled Senior Loans Industry Concentration Table: (% of Net Assets)
Healthcare	2.1%
Gaming/Leisure	1.0%
Computers & Electronics	1.6%

4.7%

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2021	Highland/iBoxx Senior Loan ETF

Organization

Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is currently comprised of four funds, each of which is non-diversified. The financial statements herein are those of the Highland/iBoxx Senior Loan ETF (the “Fund”). The Fund is a non-diversified exchange-traded fund (“ETF”). The financial statements of the remaining funds of the Trust are presented separately.

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange, National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) or other nationally recognized exchange use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Fund’s Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Investments in mutual funds are valued at their respective net asset values as determined by those mutual funds each business day. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) has determined to have the capability to provide appropriate pricing services and have been approved by the Board.

Securities for which market quotations are not readily available, for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s NAV), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, among other things: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact on the Fund.

The NAV shown in the Fund’s financial statements may vary from the NAV published by the Fund as of the end of the reporting period because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of March 31, 2021	Highland/iBoxx Senior Loan ETF

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of March 31, 2021, the Fund’s investments consisted of senior loans and cash equivalent. The fair value of the Fund’s loans is generally based on quotes received from brokers or independent pricing services. Loans with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2021	Highland/iBoxx Senior Loan ETF

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value of the security at the end of the period. A summary of the levels of inputs used to value the Fund’s assets as of March 31, 2021 is as follows:

	Total Market Fair Value at 03/31/21	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland/iBoxx Senior Loan ETF
Assets
US Senior Loans*	$35,903,105	$—	$35,903,105	$—
Foreign Domiciled Senior Loans*	3,309,227	—	3,309,227	—
Cash Equivalent*	4,405,328	4,405,328	—	—

Total	$43,617,660	$4,405,328	$39,212,332	$—

*	Please refer to the Investment Portfolio for industry/country breakout.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

The Fund uses end of period market value in the determination of the amount associated with any transfers between levels.

For more information with regard to significant accounting policies, see the most recent annual or semi-annual report filed with the U.S. Securities and Exchange Commission.

HFI-QH-001-1600